Share-Based Compensation - Summary of RSPA activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Share Purchase Agreement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSPA, Beginning balance	3,162,292	75,689,677	76,013,708
Number of RSPA, Granted		16,815,000	32,344,494
Number of RSPA, Vested	(89,292)	(15,486,652)	(32,332,988)
Number of RSPA, Forfeited		(6,182,259)	(335,537)
Number of RSPA, Ending balance	3,073,000	3,162,292	75,689,677
Number of RSPA, Ending balance		70,835,766
Weighted Average Grant Date Fair Value per RSPA, Beginning balance	$ 2.46	$ 0.1	$ 0.33
Weighted Average Grant Date Fair Value per RSPA, Granted		0.19	0.09
Weighted Average Grant Date Fair Value per RSPA, Vested	2.46	0.06	0.07
Weighted Average Grant Date Fair Value per RSPA, Forfetied		0.1	0.08
Weighted Average Grant Date Fair Value per RSPA, Ending balance	$ 2.46	2.46	$ 0.1
Weighted Average Grant Date Fair Value per RSPA, Ending balance		$ 0.11
Restricted Share Grant Agreement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSPA, Beginning balance	3,773,243	1,768,500	0
Number of RSPA, Granted		82,762,666	1,768,500
Number of RSPA, Forfeited		(10,000)
Number of RSPA, Ending balance	3,773,243	3,773,243	1,768,500
Number of RSPA, Ending balance		84,521,166
Weighted Average Grant Date Fair Value per RSPA, Beginning balance		$ 0.1	$ 0
Weighted Average Grant Date Fair Value per RSPA, Granted		0.09	0.1
Weighted Average Grant Date Fair Value per RSPA, Forfetied		0.06
Weighted Average Grant Date Fair Value per RSPA, Ending balance			$ 0.1
Weighted Average Grant Date Fair Value per RSPA, Ending balance		$ 0.09